Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Notional Amounts Of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	2012	2013
	(in trillions)
Interest rate contracts	¥933.5	¥956.6
Foreign exchange contracts	128.0	155.2
Equity contracts	2.4	3.0
Commodity contracts	1.8	2.2
Credit derivatives	6.5	6.6
Others	1.2	1.9

Total	¥1,073.4	¥1,125.5

Note:

(1)	Includes both written and purchased position.

Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	March 31, 2012(1)(5)			March 31, 2013(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064	¥11,214	¥2	¥11,216
Foreign exchange contracts	2,259	—	2,259	3,193	—	3,193
Equity contracts	58	—	58	104	—	104
Commodity contracts	122	—	122	73	—	73
Credit derivatives	55	—	55	62	—	62

Total derivative assets	¥11,558	¥—	¥11,558	¥14,646	¥2	¥14,648

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063	¥11,205	¥—	¥11,205
Foreign exchange contracts	2,458	—	2,458	3,429	—	3,429
Equity contracts	124	—	124	131	—	131
Commodity contracts	99	—	99	64	—	64
Credit derivatives	50	—	50	62	—	62
Others(6)	(83)	—	(83)	(24)	—	(24)

Total derivative liabilities	¥11,710	¥1	¥11,711	¥14,867	¥—	¥14,867

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by UNBC. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Fiscal year ended March 31, 2011:
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Fiscal year ended March 31, 2012:
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Fiscal year ended March 31, 2013:
Interest rate contracts	¥—	¥121	¥121
Foreign exchange contracts	(92)	—	(92)
Equity contracts	—	(138)	(138)
Commodity contracts	—	4	4
Credit derivatives	—	(11)	(11)
Others	(2)	(59)	(61)

Total	¥(94)	¥(83)	¥(177)

Gains And Losses For Derivatives Designated As Cash Flow Hedges [Table Text Block]

	For the fiscal year ended March 31,
	2011	2012	2013
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥—	¥—	¥7

Total	¥—	¥—	¥7

Gains (losses) reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥6	¥(1)	¥1

Total	¥6	¥(1)	¥1

Gains (losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts	¥—	¥—	¥—

Total	¥—	¥—	¥—

Note:

(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps And Credit-Linked Notes [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2013:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,834	¥1,775,720	¥102,613	¥2,367,167	¥(8,863)
Non-investment grade	75,959	164,215	13,793	253,967	9,275
Not rated	10,807	4,024	—	14,831	(73)

Total	575,600	1,943,959	116,406	2,635,965	339

Index and basket credit default swaps held by BTMU:
Investment grade(2)	34,479	47,599	116,173	198,251	600
Non-investment grade	—	940	—	940	—
Not rated	—	—	—	—	—

Total	34,479	48,539	116,173	199,191	600
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	7,680	367,814	9,000	384,494	(4,131)
Non-investment grade	7,203	2,284	—	9,487	(153)
Not rated	—	24,708	—	24,708	215

Total	14,883	394,806	9,000	418,689	(4,069)

Total index and basket credit default swaps sold	49,362	443,345	125,173	617,880	(3,469)

Total credit default swaps sold	¥624,962	¥2,387,304	¥241,579	¥3,253,845	¥(3,130)

Credit-linked notes(3)	¥7,500	¥1,505	¥4,517	¥13,522	¥(12,741)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.